Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 8 – Premises and Equipment

The Company leases its operating location.  Rent expense related to the lease was $99,780 during the year ended December 31, 2018 and $3,528 during the year ended December 31, 2017. The lease expires in July 2021 and does not contain renewal options. At December 31, 2018, future minimum rental commitments under this operating lease was as follows:

Year Ending December 31,	Amount
2019	$71,795
2020	76,452
2021	46,182
$194,429